CHAPMAN AND CUTLER LLP
                             111 WEST MONROE STREET
                            CHICAGO, ILLINOIS  60603



                                December 17, 2009



Securities and Exchange Commission
100 F Street NE
Washington D.C. 20549


                   Re:  Matrix Defined Trusts 17 (the "Fund")
                      (File No. 333-163785) (CIK# 1468675)
                        -------------------------------------

Ladies/Gentlemen:

     Transmitted herewith on behalf of Matrix Capital Group, Inc., depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of units representing the ownership of interests in the Fund.

     We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to Rule 487 under the Securities Act of 1933.

     No notification of registration or registration statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under Investment Company Act File No. 811-22166 for Matrix Defined Trusts are intended to be applicable to this series of the Fund.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Commission. Therefore, for purposes of Securities Act Release No. 5196 there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or the undersigned at (312) 845-3432

                                    Very truly yours,

                                    CHAPMAN AND CUTLER LLP


                                    By     /s/ SCOTT R. ANDERSON
                                      ----------------------------
                                          Scott R. Anderson


SRA/mdd